Contingent Liabilities	12 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent Liabilities

NOTE 30: CONTINGENT LIABILITIES

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In January 2012, the Company entered into a research and license agreement with Ironwood Pharmaceuticals, Inc., or Ironwood, pursuant to which Ironwood was granted worldwide development and commercialization rights for BNC210. In November 2014, the parties mutually agreed to terminate this license agreement, reverting all rights to BNC210 back to the Company. The sole obligation to Ironwood is to pay Ironwood low single digit royalties on the net sales of BNC210, if commercialized. It is not practicable to estimate the future payments of any such royalties that may arise due to the stage of development of BNC210.

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The Group has provided a restricted cash deposit of A$119,000 (2022: A$119,000) as security for an unconditional irrevocable bank guarantee as a rent guarantee of A$119,000 (2022: A$119,000) to the landlord of the Company’s leased office premises.
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The Group has contingent liability in relation to the employment agreement with Dr Spyros Papapetropoulos (see note 28 (c) to the Financial Statements for details (severance pay) of $787,500. (2022: contingent liability in relation to the agreement with Dr Errol De Souza and during the current year $683,701 was paid, (see note 28 (d) to the Financial Statements for details).